Loan (Details Narrative) (PREMA LIFE PTY. LTD) (10-K) - PREMA LIFE PTY. LTD. [Member] - Queensland Rural and Industry Development Authority [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Loans term	10 years	10 years
First 12 Months [Member]
Interest rate	0.00%	0.00%
Remaining Loan Term [Member]
Interest rate	2.50%	2.50%